Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The results of operations for the six months ended September 30, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2024. Certain prior year balances in the consolidated statements of operations and comprehensive (loss) and cash flows have been reclassified to the current year’s presentation.

All consolidated financial statements and notes to the consolidated financial statements are presented in United States dollars (“US Dollar” or “US$” or “$”).

Basis of consolidation

Basis of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, its consolidated VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Due to the disposal of the social E-commerce business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the social E-commerce business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of the social E-commerce business were reclassified separately from other assets and liabilities of the Company on the consolidated balance sheets. Refer to Note 1 and Note 3.

Consolidated VIEs

Consolidated VIEs

VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Company operates its marketplace and restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Company consolidated financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOE are further described below.

Exclusive Business Cooperation Agreements

The Exclusive Business Cooperation Agreements enable the WOFE to receive substantially all of the assets and business of the VIEs in the PRC. Under these Agreements, the WOFE has the exclusive right to provide the VIEs with comprehensive technical support, consulting services and other services during the term of these Agreements, including but not limited to software licensing; development, maintenance and update of software, network systems, hardware and database; technical support and training for employees; consultancy on technology and market information; business management consultation; marketing and promotion services, etc. The WOFE has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services, the actual labor costs it incurs for providing the services and some other factors during the relevant period. This Agreements remain effective unless otherwise terminated in writing by WOFE.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of the VIEs agreed to pledge their equity interest in the VIEs to the WOFE to secure the performance of the VIEs’ obligations under the Exclusive Business Cooperation Agreements and any such agreements to be entered into in the future. Shareholders of the VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the VIEs without the prior written consent of the WOFE. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with the relevant administration for industry and commerce (the “AIC”) and remain effective until all contract obligations have been fully performed and all secured indebtedness has been fully paid.

Exclusive Option Agreements

Pursuant to the Exclusive Option Agreements, each of the Shareholders of the VIE irrevocably grant the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons (including individuals, corporations, partnerships, partners, enterprises, trusts or non-corporate organizations) to purchase the equity interests in the VIEs then held by such Shareholder of the VIEs once or at multiple times at any time in part or in whole at the WOFE’s sole and absolute discretion to the extent permitted by Chinese laws at the price of RMB 1 or at the price of the minimum amount of consideration permitted by the applicable PRC law at the time when such purchase occurs. These three Agreements remain effective until all equity interests held by the shareholders of the VIEs in the VIEs have been transferred or assigned to the WOFE and/or its designees.

Loan Agreements

Pursuant to the three Loan Agreements, the WOFE agreed to lend each of the Shareholders of VIEs a loan only to subscribe to the registered capital of the VIEs. The repayment of the loan shall be made by permitting the WOFE to execute its exclusive right to purchase shares from the shareholders of the VIEs under the Exclusive Option Agreement as the repayment is equivalent to the consideration of the purchased shares. The term of these loans is 10 years, which may be extended upon mutual written consent of all parties.

Power of Attorney

Each Shareholder of the VIEs, executed a Power of Attorney agreement with the WOFE and the VIEs, whereby Shareholders of the VIEs irrevocably appoint and constitute the WOFE as their attorney-in-fact to exercise on the shareholders’ behalf any and all rights that Shareholders of the VIEs have in respect of their equity interests in the VIEs. These three Power of Attorney documents remain irrevocable and continuously effective and valid as long as the original shareholders of the VIEs remain as the Shareholders of the VIEs.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
●	limit the Company’s business expansion in the PRC by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; and/or
●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC.

The Company’s ability to conduct its Online Marketplace business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In May 2023, the Company completed the disposal of its social E-commerce business, which was operated by the consolidated VIEs. As a result, the following financial statement amounts were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income and assets/liabilities held for sale in consolidated balance sheet.

	For the Six Months Ended September 30,
	2024	2023
	USD	USD
Net revenues	—	698
Net loss	—	3,905

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include estimates and judgments applied in allocation of revenue with various performance obligations, allowance for accounts receivable valuation allowance for deferred tax assets, valuation of share-based compensation and allowance for loans receivable and other receivable.

Fair value of financial instruments

Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, receivables, prepayments and other assets, loan principal and interest receivable, approximate their fair value based on the short-term maturity of these instruments. The Company did not transfer any assets or liabilities in or out of level 3 during the periods ended September 30, 2024 and March 31, 2024.

Discontinued Operations

Discontinued Operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive (loss) income, result from discontinued operations have been reported separately from the income and expenses from continuing operations and prior periods have been presented on a reclassified comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Due to the disposal of the social E-commerce business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the social E-commerce business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

Revenue recognition

Revenue recognition

In February 2022, the Company started its business in the US market for the sale of medical devices, and since the end of 2022, the Company started its sales of medical devices in China market. In May 2023, the Company disposed its social E-commerce business. Since April 2024, the Company, through its subsidiary in PRC, started its marketing promotion business in the industry of car insurance.

The Company presents value added taxes (“VAT”) as a reduction of revenues.

Revenues generated are accounted under Accounting Standards Update (ASU) 2014-09, “Revenue from contracts with Customers” (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Online marketplace services

●	Commission revenue

The commission services revenue primarily consists of commission fees charged to the online E-commerce marketplace for recommending users to purchase on their marketplaces, where the Company generally is acting as an agent and its performance obligation is to provide recommendation services for purchasing specified goods or services by those third-party sellers, is not responsible for fulfilling the promise to provide the specified goods or services, and does not have the ability to control the related shipping services when utilized by the third-party sellers. Upon successful sales, the Company will charge the online E-commerce companies a negotiated amount or a fixed rate commission fee based on the sales amount. Commission services revenues are recognized on a net basis at the point of receipt of products, net of a return allowance and incentives to consumers or channels.

In order to promote its online marketplace and attract more registered consumers, the Company at its own discretion offers incentives to consumers. Consumers are not customers of the Company, therefore incentives offered to consumers are not considered payments to customers. Such incentives offered to consumers were as a reward for purchasing by themselves or their sharing through our platform. Incentives provided to consumers are specific to any merchant and are recognized as a reduction of commission service revenue. For the six months ended September 30, 2024 and 2023, the total amount of incentives was nil and nil, respectively, which was included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

●	Sales of medical devices

Since February 2022, through its subsidiary Akso Online MediTech, the Company engaged in the sale of Covid-19 Antigen Rapid Tests in US market. Akso Online MediTech purchases medical devices in quantity and distributes products primarily to medical products dealers. The deliveries may take one day or longer depending on the customers’ location. Revenue from sales of merchandise to non-retail customers is recognized when the merchandise is transferred to customers. There was no sales return since the start the business.

Since April 2022, through its subsidiary Qingdao Akso engaged in the sales of medical devices such as cardioverter-defibrillators and anesthesia laryngoscope in the market of China. Qingdao Akso purchased devices in quantity and distributes products primarily to medical products dealers or end-users. The deliveries may take one day or longer depending on the customers’ location. Revenue from sales of merchandise to non-retail customers is recognized when the merchandise is transferred to customers. There was no sales return since the start the business.

●	Marketing promotion service

Since April 2024, through its subsidiary Tianjin Wangyi Cloud Technology Co., Ltd, the Company engaged in providing marketing promotion service to insurance broker agencies. By providing potential car insurance purchaser’s information to the insurance broker agencies, the Company earns commissions from those agencies upon the completion of information transfer. The commission fees are calculated on a fixed amount per car user based on the agreements with different insurance brokers. The marketing promotion services are considered as a single performance obligation, as the Company’s responsibility was only limited to provide the potential car users’ information to insurance broker agencies, regardless of whether those car users finally purchasing car insurance or not.

●	Disaggregation of revenue

For the six months ended September 30, 2024 and 2023, the revenue of the Company illustrated as below:

	For Six Months Ended September 30,
	2024	2023
	USD	USD
Revenue
Revenue from sales of medical devices	415,020	894,768
Revenue from marketing promotion service	6,520,930	—
Total revenues	6,935,950	894,768
Tax and surcharges	(1,759)	(1,185)
Net Revenues	6,934,191	893,583

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, unrestricted demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Accounts receivable and allowance for uncollectible accounts

Accounts receivable and allowance for uncollectible accounts

Accounts receivable are mainly receivables from sales of medical devices business, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Company establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined that is not probable for the balance to be collected. Beginning on April 1, 2020, the Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model and use these as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes a specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. As of September 30, 2024 and March 31, 2024, the allowance for uncollectible accounts receivable balance was US$ 7,720,556 and US$ 7,770,556, respectively. For the six months ended September 30, 2024 and 2024, the amount of allowance reversal was USD 50,000 and nil, respectively.

Inventories

Inventories

Inventories are comprised of finished goods, which are defibrillators and anesthesia laryngoscope, and are stated at the lower of cost or net realizable value using first in first out (FIFO) method. Management reviews inventories for obsolescence and cost in excess of net realizable value periodically when appropriate and records a reserve against the inventory when the carrying value exceeds net realizable value. As of September 30, 2024 and March 31, 2024, the Company determined that no allowance was necessary.

Contract liabilities

Contract liabilities

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Impairment of long-lived assets

Impairment of long-lived assets

The carrying value of the long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment loss was recognized for the six months ended September 30, 2024 and 2023.

Advertising and promotion expenses

Advertising and promotion expenses

The Company recognizes its advertising and promotion expenses as sales and marketing expense. Advertising expenses represent expenses for placing advertisements on television, radio and in newspapers, as well as on internet websites and search engines. Advertising and promotion cost are expensed as incurred. For the six months ended September 30, 2024 and 2023, the advertising and promotion expense was nil and nil, respectively.

Lease

Lease

Upon the adoption of FASB ASC 842 on April 1, 2019 using the modified retrospective method, the Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Company’s consolidated balance sheets. The Company does not have any finance leases as of the adoption date or September 30, 2024.

ROU represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and comprehensive (loss). The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of September 30, 2024 and March 31, 2024, the Company as a whole was one reporting unit.

Pursuant to ASC 350, the Company has an option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value based on discounted cash flow of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. The impairment charge would be recorded in the consolidated statements of income and comprehensive income.

Application of the goodwill impairment test requires judgment, including the determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations (Note 16).

Treasury stock

Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired shares are recorded as treasury stock. The cost of treasury stock is transferred to “additional paid-in capital” when it is re-issued for the purpose of share options exercised and share awards.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Under this method, deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely that some portion or all of the net deferred tax asset will not be realized. For the six months ended September 30, 2024 and 2023, the Company provided a full valuation allowance on the net deferred tax assets.

The Company may be subject to challenges from taxing authorities regarding the amounts of taxes due. These challenges may alter the timing or amount of taxable income or deductions. Management determines whether the benefits of its tax positions are more-likely-than-not of being sustained upon audit based on the technical merits of the tax position. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2024 and March 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interest consists of 49% of the equity interest of We Healthy held by other investors and 25% the equity interests of Tianjin Wangyi Cloud Technology Co., Ltd. held by other investors. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

As of September 30, 2024 and March 31, 2024, noncontrolling interest consist of the following:

	As of September 30,	As of March 31,
	2024	2024
	USD	USD
We Healthy	50,849	56,810
Tianjin Wangyi Cloud	36,474	—
Total	87,323	56,810

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires public companies with capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributed to ordinary shareholders divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The Company’s subsidiaries with operations in mainland China, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), and the United States generally use their respective local currencies as their functional currencies. The Company’s financial statements have been translated into the reporting currency. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average exchange rate during the reporting period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss). Transactions denominated in currencies other than functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in “other income (expense)” in the consolidated statements of operations and comprehensive income. The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that any RMB amounts could have been, or could be, converted, realized or settled into USD at the rates used in translation.

Spot exchange rates and average exchange rates were used in the translation of the condensed consolidated financial statements.

	For the Six Months Ended September 30,
	2024	2023
US Exchange Rate
Period-end RMB	7.0176	7.2960
Period average RMB	7.2023	7.1287

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents denominated in RMB amounted to US$10,714,969 and US$10,380,711  as of September 30, 2024 and March 31, 2024, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, accounts receivable, loan receivables, other receivables and prepayments and other assets. As of September 30, 2024, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located worldwide, including mainland China mainland, Hong Kong and Unite State. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank is covered by insurance with an upper limit of RMB 500,000 (approximately US$71,249) at each bank. As of September 30, 2024, the total amount not covered by issuance in the PRC was US$ 10,592,056. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,356) if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2024, no cash balance maintained at financial institutions in Hong Kong was subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of September 30, 2024, no cash balance maintained at financial institutions in US was subject to credit risk. If the financial institutions could become insolvent, the Company could lose some or all of the value of its investments. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

Customer concentration risk

For the six months ended September 30, 2024, two customers accounted for 69.2% and 18.0% of the Company’s total revenues. For the six months ended September 30, 2023,  two customers accounted for 57.8% and 30.7% of the Company’s total revenues. As of September 30, 2024, two customers accounted for 69.2% and 29.6% of the Company’s accounts receivable. As of March 31, 2024, there was no customer of the Company that accounted for more than 10% of the Company’s carrying amount of account receivables as of March 31, 2024.

Vendor concentration risk

For the six months ended September 30, 2024, two vendors accounted for 75.9% and 18.1% of the Company’s marketing promotion business. For the six months ended September 30, 2023, one vendor accounted for 100% of the Company’s purchase of medical devices business. As of September 30, 2024, one vendor accounted for 100% of the Company’s accounts payable. There was no vendor of the Company that accounted for greater than 10% of the Company’s carrying amount of accounts payable as of March 31, 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2023-07 “Segment Reporting (Topic 280)”. The amendment in this ASU is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments also require a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. For a public entity with a single reportable segment, the ASU requires the entity to provide all the disclosures required by the amendments in the ASU and all existing segment disclosures in Topic 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU on January 1, 2024 and the adoption of this ASU did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company will adopt this ASU on January 1, 2025. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements and related disclosures.